Group Employees (Tables)	12 Months Ended
Dec. 31, 2018
Number And Average Number Of Employees [Abstract]
Summary of Average Number of Persons Employed by Group and Associates

	2018 Number	2017 Number

United States	5,066	2,168

APME	15,074	14,075

AMSSA	19,351	19,158

ENA	26,102	25,192

Subsidiary undertakings	65,593	60,593

Associates	29,646	30,809

	95,239	91,402